RELATED-PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014 Manager	Sep. 30, 2014 Manager	Dec. 31, 2013 Manager	Dec. 31, 2012 Manager	Sep. 30, 2014 Employees Unsecured promissory notes	Sep. 30, 2013 Employees Unsecured promissory notes	Dec. 31, 2013 Employees Unsecured promissory notes	Dec. 31, 2012 Employees Unsecured promissory notes	Dec. 31, 2011 Employees Unsecured promissory notes	Dec. 31, 2013 Employees Unsecured promissory notes Minimum	Dec. 31, 2013 Employees Unsecured promissory notes Maximum	Dec. 31, 2013 Moelis Capital Partners LLC	Dec. 31, 2012 Moelis Capital Partners LLC	Sep. 30, 2014 Australian JV	Dec. 31, 2013 Australian JV	Dec. 31, 2012 Australian JV	Dec. 31, 2013 Feeder	Dec. 31, 2012 Feeder
Related-party transactions
Expenses for use of the aircraft			$ 2,270	$ 2,625	$ 2,552	$ 221	$ 301	$ 58	$ 211
Unsecured promissory notes from employees										120		831	1,214
Fixed and variable interest rates (as a percent)										4.00%		4.75%			4.00%	4.75%
Principal repayments	831	383	383	56	157					831	383	383	56	157
Interest income recognized										5	29	39	43	40
Due from related party																	0	402				0	286
Due to related party																	$ 0		$ 425	$ 1,145	$ 263	$ 0